Marketable Securities and Derivatives - Derivative Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Unrealized gain (loss) on derivatives (Note 22)
Unrealized gain (loss) on derivatives (Note 22)	$ 12,758	$ (34,069)
Derivatives and convertible debentures at FVTPL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	53,582	86,409
Additions (Disposals)	(6,542)	1,951
Repayment	(416)
Loss on changes in fair value	14,100	(35,099)
Foreign exchange loss	(1,342)	321
Ending balance	59,382	53,582
Unrealized gain (loss) on derivatives (Note 22)
Foreign exchange gain	(1,342)	321
Inception gains amortized		709
Unrealized gain (loss) on changes in fair value	14,100	(35,099)
Unrealized gain (loss) on derivatives (Note 22)	12,758	(34,069)
Derivatives and convertible debentures at FVTPL | Capcium | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	7,518
Additions (Disposals)	0	0
Repayment	0
Loss on changes in fair value	0	(7,518)
Foreign exchange loss	0	0
Ending balance	0	0
Unrealized gain (loss) on derivatives (Note 22)
Foreign exchange gain	0	0
Inception gains amortized		0
Unrealized gain (loss) on changes in fair value	0	(7,518)
Unrealized gain (loss) on derivatives (Note 22)	0	(7,518)
Derivatives and convertible debentures at FVTPL | TGOD | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,132	24,162
Additions (Disposals)	0	0
Repayment	0
Loss on changes in fair value	(1,132)	(23,030)
Foreign exchange loss	0	0
Ending balance	0	1,132
Unrealized gain (loss) on derivatives (Note 22)
Foreign exchange gain	0	0
Inception gains amortized		0
Unrealized gain (loss) on changes in fair value	(1,132)	(23,030)
Unrealized gain (loss) on derivatives (Note 22)	(1,132)	(23,030)
Derivatives and convertible debentures at FVTPL | Choom | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,499	19,369
Additions (Disposals)	0	0
Repayment	0
Loss on changes in fair value	(2,348)	1,130
Foreign exchange loss	0	0
Ending balance	18,151	20,499
Unrealized gain (loss) on derivatives (Note 22)
Foreign exchange gain	0	0
Inception gains amortized		0
Unrealized gain (loss) on changes in fair value	(2,348)	1,130
Unrealized gain (loss) on derivatives (Note 22)	(2,348)	1,130
Derivatives and convertible debentures at FVTPL | Investee-B | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	16,102	14,316
Additions (Disposals)	0	0
Repayment	0
Loss on changes in fair value	(367)	1,465
Foreign exchange loss	(1,342)	321
Ending balance	14,393	16,102
Unrealized gain (loss) on derivatives (Note 22)
Foreign exchange gain	(1,342)	321
Inception gains amortized		0
Unrealized gain (loss) on changes in fair value	(367)	1,465
Unrealized gain (loss) on derivatives (Note 22)	(1,709)	1,786
Derivatives and convertible debentures at FVTPL | High Tide | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,660	10,241
Additions (Disposals)	(9,042)	2,000
Repayment	(416)
Loss on changes in fair value	15,463	419
Foreign exchange loss	0	0
Ending balance	18,665	12,660
Unrealized gain (loss) on derivatives (Note 22)
Foreign exchange gain	0	0
Inception gains amortized		0
Unrealized gain (loss) on changes in fair value	15,463	419
Unrealized gain (loss) on derivatives (Note 22)	15,463	419
Derivatives and convertible debentures at FVTPL | ACI | Level 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,178	10,083
Additions (Disposals)	0	0
Repayment	0
Loss on changes in fair value	2,483	(6,905)
Foreign exchange loss	0	0
Ending balance	5,661	3,178
Unrealized gain (loss) on derivatives (Note 22)
Foreign exchange gain	0	0
Inception gains amortized		0
Unrealized gain (loss) on changes in fair value	2,483	(6,905)
Unrealized gain (loss) on derivatives (Note 22)	2,483	(6,905)
Derivatives and convertible debentures at FVTPL | Investee-C | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Additions (Disposals)	2,500	0
Repayment	0
Loss on changes in fair value	12	0
Foreign exchange loss	0	0
Ending balance	2,512	0
Unrealized gain (loss) on derivatives (Note 22)
Foreign exchange gain	0	0
Inception gains amortized		0
Unrealized gain (loss) on changes in fair value	12	0
Unrealized gain (loss) on derivatives (Note 22)	12	0
Derivatives and convertible debentures at FVTPL | Other immaterial investments | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11	720
Additions (Disposals)	0	(49)
Repayment	0
Loss on changes in fair value	(11)	(660)
Foreign exchange loss	0	0
Ending balance	0	11
Unrealized gain (loss) on derivatives (Note 22)
Foreign exchange gain	0	0
Inception gains amortized		709
Unrealized gain (loss) on changes in fair value	(11)	(660)
Unrealized gain (loss) on derivatives (Note 22)	$ (11)	$ 49